Asset Transactions - Oil Sands (Details) - CAD ($) $ in Millions			12 Months Ended
	Nov. 20, 2023	Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Bargain purchase gain and revaluations
Bargain purchase gain and revaluations			$ (1,125)
TotalEnergies EP Canada Ltd.
Asset Transactions
Percentage of working interest in Forest Hills Project owned by acquired entity	31.23%
Purchase price before working capital, closing adjustments and other closing costs	$ 1,468
Fort Hills Project
Asset Transactions
Ownership interest (as percent)			100.00%	54.11%
Teck
Asset Transactions
Additional interest acquired (as a percent)		14.65%
Ownership interest (as percent)		68.76%
Purchase cost allocation
Cash		$ 3
Accounts receivable		35
Inventory		37
Property, plant and equipment		1,149
Other assets		3
Total assets acquired		1,227
Accounts payable and other liabilities		(102)
Lease liabilities		(284)
Decommissioning provision		(83)
Deferred income taxes		(46)
Total liabilities assumed		(515)
Net assets acquired		712
Bargain purchase gain and revaluations
Net assets acquired		$ (712)
TotalEnergies EP Canada Ltd.
Asset Transactions
Fair value of previously held interest					$ 3,887
Net carrying value of the Fort Hills assets					$ 3,904
Purchase cost allocation
Cash	150
Accounts receivable	521
Inventory	180
Property, plant and equipment	2,361
Deferred income taxes	1,084
Total assets acquired	4,296
Accounts payable and other liabilities	(527)
Lease liabilities	(347)
Decommissioning provision	(392)
Total liabilities assumed	(1,266)
Net assets acquired	3,030
Bargain purchase gain and revaluations
Total consideration	1,832
Net assets acquired	(3,030)
Bargain purchase gain	(1,198)
Revaluation loss on existing interest	17
Fair value of pre-existing relationship	56
Bargain purchase gain and revaluations	$ (1,125)